Equity and Redeemable Non-controlling Interests - Additional Information (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) Class shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jul. 01, 2024	May 23, 2024
Class Of Stock [Line Items]
Number of classes of common stock | Class	4
Number of shares authorized	3,100,000,000
Common stock repurchase limitations of aggregate NAV per month percentage					0.33%
Common stock repurchase limitations of aggregate NAV per calendar quarter percentage	5.00%			1.00%
Repurchase of common stock	46,307,277	102,511,499	49,115,155
Payments for repurchase of common stock | $	$ 1.1	$ 2.6	$ 1.3
Maximum
Class Of Stock [Line Items]
Common stock repurchase limitations of aggregate NAV per month percentage	2.00%